Long-Term Debt	12 Months Ended
Dec. 31, 2017
Long-term Debt [Abstract]
LONG-TERM DEBT

25. LONG-TERM DEBT

Bonds, notes and debentures are at fixed interest rates and are unsecured unless noted below. Included are certain bankers’ acceptances and commercial paper where the Company has the intention and the unencumbered ability to refinance the obligations for a period greater than one year.

Long-term debt as at December 31, 2017, consisted of the following:

millions of Canadian dollars	Weighted Average Interest Rate 2017 (1)	Weighted Average Interest Rate 2016 (1)	Maturity	2017	2016
Emera
Bankers acceptances, LIBOR loans	Variable	Variable	2020	$133	$30
Unsecured fixed rate notes	3.50%	3.50%	2019-2023	725	725
Fixed to floating subordinated notes (USD)	6.75%	6.75%	2076	1,505	1,611
				$2,363	$2,366
Emera US Finance LP
Unsecured senior notes (USD)	3.60%	3.60%	2019 - 2046	$4,077	$4,364
TECO Finance (2)
Variable rate notes (USD)	Variable	Variable	2018	$314	$336
Fixed rate notes and bonds (USD)	5.15%	5.86%	2020	376	805
				$690	$1,141
Tampa Electric (3)
Fixed rate notes and bonds (USD)	4.75%	4.90%	2018 - 2045	$2,410	$2,579
PGS
Fixed rate notes and bonds (USD)	5.06%	5.06%	2018 - 2045	$328	$351
NMGC
Fixed rate notes and bonds (USD)	4.53%	4.53%	2021 - 2026	$339	$363
NMGI
Fixed rate notes and bonds (USD)	3.41%	3.41%	2019 - 2024	$251	$269
NSPI
Commercial paper	Variable	Variable	2021	$364	$264
Medium term fixed rate notes	5.73%	5.73%	2019 - 2097	1,965	1,965
Fixed rate debenture	9.75%	9.75%	2019	95	95
				$2,424	$2,324
Emera Maine
LIBOR loans and demand loans	Variable	Variable	2019	$51	$32
Secured fixed rate mortgage bonds (USD)	9.74%	9.74%	2020-2022	63	67
Unsecured senior fixed rate notes (USD)	4.15%	4.28%	2018-2047	294	281
				$408	$380
EBP
Senior secured credit facility	3.08%	3.08%	2021	$248	$248
GBPC
Amortizing fixed rate notes (USD)	3.77%	3.62%	2021-2022	$78	$63
Senior notes (USD)	7.07%	7.07%	2020-2023	88	67
				$166	$130
BLPC & ECI
Secured senior notes (USD)	Variable	Variable	2021	168	201
Secured fixed rate senior notes (4)	5.06%	5.65%	2020 - 2028	$76	$81
				$244	$282
Adjustments
Fair market value adjustment - TECO Energy acquisition (5)				$31	$58
Debt issuance costs				(98)	(111)
Amount due within one year				(741)	(476)
				$(808)	$(529)
Long-Term Debt				$13,140	$14,268
(1) Weighted average interest rate of fixed rate long-term debt.
(2) TECO Energy is a full and unconditional guarantor of TECO Finance’s securities, and no subsidiaries of TECO Energy guarantee TECO Finance’s securities.
(3) A substantial part of Tampa Electric’s tangible assets are pledged as collateral to secure its first mortgage bonds. There are currently no bonds outstanding under Tampa Electric’s first mortgage bond indenture.
(4) Notes are issued and payable in either USD, BBD or East Caribbean Dollar (XCD).
(5) On acquisition of TECO Energy, Emera recorded a fair market value adjustment on the unregulated long-term debt acquired. The fair market value adjustment is amortized over the remaining term of the debt.

The Company’s total long-term revolving credit facilities, outstanding borrowings and available capacity as at December 31 were as follows:

millions of Canadian dollars	Maturity	2017	2016
Emera – revolving credit facility (1)	June 2020	$900	$700
NSPI - revolving credit facility (1)	October 2021	600	600
Emera Maine – revolving credit facility	September 2019	100	107
BLPC – revolving credit facility	2018-2021	24	26
Total		1,624	1,433
Less:
Borrowings under credit facilities		598	326
Letters of credit issued inside credit facilities		44	37
Use of available facilities		642	363
Available capacity under existing agreements		$982	$1,070
(1) Advances on the revolving credit facility can be made by way of overdraft on accounts up to $50 million.

Debt Covenants

Emera and its subsidiaries have debt covenants associated with their credit facilities. Covenants are tested regularly and the Company is in compliance with covenant requirements. Emera’s significant covenants are listed below:

As at
	Financial Covenant	Requirement	December 31, 2017
Emera
Syndicated credit facilities	Debt to capital ratio	Less than or equal to 0.70 to 1	0.61:1

Recent Financing Activity

Recent Financing Activity

Emera

On December 12, 2017, Emera exercised its accordion option under its revolving credit facility to increase the facility from $700 million to $900 million with no other change to existing terms.

TECO Energy/TECO Finance

On November 1, 2017, TECO Energy/Finance repaid a $300 million USD note upon maturity.  The note was repaid using funds from existing credit facilities and cash on hand.

Emera Maine

On September 27, 2017 Emera Maine completed a 30-year $50 million USD senior unsecured notes issuance. The notes bear interest at a rate of 4.36 per cent and will mature on September 27, 2047. Proceeds were used to repay maturing notes and for general corporate purposes.

BLPC

On September 1, 2017, BLPC’s interest rate on two $20 million BBD secured fixed rate senior notes maturing in 2020 and 2024 was reduced to 4.25 per cent and 5.875 per cent from 6.65 per cent and 6.875 per cent, respectively. Effective October 11, 2017, interest on their $12 million BBD demand loan facility was reduced to 4 per cent from 6.5 per cent.

Emera Brunswick Pipeline

On July 4, 2017, Emera Brunswick Pipeline amended its credit agreement to extend the maturity from February 2019 to February 2021 with no change to commercial terms from the prior agreement.

NSPI

On June 28, 2017, NSPI amended its operating credit facility to extend the maturity from October 2020 to October 2021 and the debt to capitalization ratio from 0.65:1 to 0.70:1. All other terms of the agreement are the same.

GBPC

On March 21, 2017, GBPC amended its loan agreement with the addition of two non-revolving term credit facilities. There were no significant changes in commercial terms from the prior agreement.  The combined total of these new facilities is for up to $45 million USD.  At December 31, 2017 the facilities were drawn in full.

U.S. Notes

On June 16, 2016, Emera US Finance LP, a limited partnership financing subsidiary, wholly owned directly and indirectly by Emera, completed the issuance of $3.25 billion USD senior unsecured notes (“U.S. Notes”) by way of private placement. The U.S. Notes were sold only to “qualified institutional buyers” under Rule 144A of the United States Securities Act of 1933, as amended (the “Securities Act”) and to non-U.S. persons under Regulation S of the Securities Act and were not offered for sale in Canada. The U.S. Notes are guaranteed by Emera and Emera US Holdings Inc., a wholly owned Emera subsidiary. The U.S. Notes bear interest semi-annually, in arrears, on June 15 and December 15 of each year, commencing on December 15, 2016. The U.S. Notes will not be listed on a securities exchange.

The U.S. Notes issued are as follows:

$500 million USD three year, 2.15 per cent Notes due 2019

$750 million USD five year 2.70 per cent Notes due 2021

$750 million USD ten year 3.55 per cent Notes due 2026

$1.25 billion USD thirty year 4.75 per cent Notes due 2046

In connection with the initial issuance of the U.S. Notes, Emera US Finance LP entered into a registration rights agreement with the initial purchasers of the U.S. Notes in which it undertook to offer to exchange the U.S. Notes for new notes, in an equal principal amount and under the same terms, registered under the Securities Act. On December 15, 2016, a registration statement on Form F-10/Form S-4 was declared effective by the United States Securities and Exchange Commission (the “SEC”). On January 17, 2017 the new notes were issued.

Hybrid Notes

On June 16, 2016, Emera completed the issuance of $1.2 billion USD unsecured, fixed-to-floating subordinated notes (“Hybrid Notes”). The Hybrid Notes were issued pursuant to a prospectus filed with the Nova Scotia Securities Commission (the “NSSC”) and a corresponding registration statement filed with the SEC under the United States / Canada Multijurisdictional Disclosure System. The Hybrid Notes will mature on June 15, 2076.  Emera will pay interest on the Hybrid Notes at a fixed rate of 6.75 per cent per year in equal semi-annual instalments on June 15 and December 15 of each year until June 15, 2026. Beginning on June 15, 2026, and on every quarter thereafter that the Hybrid Notes are outstanding until their maturity on June 15, 2076 (the “Interest Reset Date”), the interest rate on the Hybrid Notes will be reset. The Hybrid Notes are not currently listed and Emera does not intend to list them on any securities exchange or include them on any automated quotation system.

Beginning on June 15, 2026, and on every Interest Reset Date until June 15, 2046, the Hybrid Notes will be reset at an interest rate of the three month LIBOR plus 5.44 per cent, payable in arrears. Beginning on June 15, 2046, and on every Interest Reset Date until June 15, 2076, the Hybrid Notes will be reset at an interest rate of the three-month LIBOR plus 6.19 per cent, payable in arrears.

Emera may elect, at its sole option, to defer the interest payable on the Hybrid Notes on one or more occasions for up to five consecutive years. Deferred interest will accrue, compounding on each subsequent interest payment date, until paid. Additionally, on or after June 15, 2026, Emera may, at its option, redeem the Hybrid Notes, at a redemption price equal to 100 per cent of the principal amount, together with accrued and unpaid interest.

Canadian Notes

On June 16, 2016, Emera completed the issuance of $500 million senior unsecured notes (“Canadian Notes”). The Canadian Notes were issued with a seven-year term to maturity and bear interest at a rate of 2.90 per cent.  The notes will bear interest semi-annually in arrears on June 16 and December 16 of each year, commencing on December 16, 2016. The Canadian Notes will not be listed on a securities exchange.

The proceeds of the U.S. Notes, Hybrid Notes and Canadian Notes offerings were used to partially finance the purchase price for the Acquisition.  Proceeds of the offerings, not otherwise required to complete the Acquisition, have been used for general corporate purposes.

NSPI

On April 28, 2016, NSPI increased its committed syndicated revolving bank line of credit to $600 million from $500 million. The increase will support ongoing business requirements and general corporate purposes.

On May 27, 2016, NSPI increased its commercial paper program to $500 million from $400 million, of which the full amount outstanding is backed by NSPI’s operating credit facility referred to above. The amount of commercial paper issued results in an equal amount of its operating credit facility being considered drawn and unavailable.

ECI

On November 29, 2016, ECI completed a senior, secured floating rate, non-revolving term loan of $150 million USD. The loan is for a five year term and matures on November 29, 2021. Interest is due semi-annually and is based on 6 month LIBOR plus 4.08 per cent weighted average.

Long-Term Debt Maturities

As at December 31, long-term debt maturities, including capital lease obligations, for each of the next five years and in aggregate thereafter are as follows:

millions of Canadian dollars	2018	2019	2020	2021	2022	Thereafter	Total
Emera	$-	$225	$133	$-	$-	$2,005	$2,363
Emera US Finance LP	-	627	-	941	-	2,509	4,077
TECO Finance	314	-	376	-	-	-	690
Tampa Electric	319	-	-	291	282	1,518	2,410
PGS	62	-	-	59	31	176	328
NMGC	-	-	-	251	-	88	339
NMGI	-	63	-	-	-	188	251
NSPI	-	95	-	364	-	1,965	2,424
Emera Maine	6	51	37	-	113	201	408
EBP	-	-	-	248	-	-	248
GBPC	12	15	45	22	31	41	166
BLPC and ECI	28	29	55	28	11	93	244
Total	$741	$1,105	$646	$2,204	$468	$8,784	$13,948